Parent Company Only Statements (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Dividends from Peoples Bank	$ 2,415	$ 2,044
Income before income taxes and equity in undistributed income of Peoples Bank	9,515	8,794
Income tax benefit	2,397	1,941
Net income	7,118	6,853
Parent Company [Member]
Dividends from Peoples Bank	2,741	2,044
Operating expenses	138	162
Income before income taxes and equity in undistributed income of Peoples Bank	2,603	1,882
Income tax benefit	(45)	(52)
Income before equity in undistributed income of Peoples Bank	2,648	1,934
Equity in undistributed income of Peoples Bank	4,470	4,919
Net income	$ 7,118	$ 6,853